Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale
Schedule of changes in foreclosed assets

Foreclosed Assets

Cost:
Balances at January 1, 2019	1,277
Additions	146
Disposals	(118)
Impairment losses	(370)
Balances at December 31, 2019	935
Additions	172
Disposals	(437)
Impairment losses	(119)
Balances at December 31, 2020	551